Note 05 - Net Interest Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest and similar income:
Interest income on cash and central bank balances		€ 7,048	€ 1,936	€ 160
Interest income on interbank balances (w/o central banks)		607	352	67
Central bank funds sold and securities purchased under resale agreements		1,069	504	273
Loans		22,032	14,238	10,650
Other		2,103	1,969	1,747
Total Interest and similar income from assets measured at amortized cost		32,857	18,999	12,897
Interest income from assets at fair value through other comprehensive income		1,097	798	501
Total Interest and similar income calculated using the effective interest method		33,955	19,798	13,399
Financial assets at fair value through profit or loss		9,592	4,652	3,374
Total interest and similar income	[1]	43,546	24,449	16,773
Thereof: Negative Interest Expense on Financial Liabilities		76	959	1,217
Interest expense:
Interest-bearing deposits		10,658	3,719	1,456
Central bank funds purchased and securities sold under repurchase agreements		388	304	148
Other short-term borrowings		310	111	71
Long-term debt		6,154	2,409	1,484
Trust preferred securities		16	13	3
Other		2,848	1,119	876
Total Interest expense measured at amortized cost		20,374	7,676	4,036
Financial liabilities at fair value through profit or loss		7,051	2,791	1,619
Total interest expense		27,424	10,466	5,655
Thereof: Negative interest income on financial assets		81	461	786
Net interest income		€ 16,122	€ 13,983	€ 11,117

[1]	Interest and similar income included € 34.0 billion, € 19.8 billion and € 13.4 billion for the year ended December 31, 2023, 2022 and 2021, respectively, calculated based on effective interest method